FORM 13F

FORM 13F COVER PAGE

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment []; Amendment Number:

This Amendment (Check only one): [] is a restatement.
				 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ambs Investment Counsel, LLC
Address: 1241 E. Beltline, NE
	 Suite 150
         Grand Rapids, MI 49525

13F File Number: 028-03412

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Barbara J. DeMoor
Title: President & Chief Operating Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Barbara J. DeMoor, Grand Rapids, MI, February 6, 2007

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101      405 5200.000 SH       SOLE                  900.000          4300.000
AT&T                           COM              00206R102     1732 48442.000SH       SOLE                36936.000         11506.000
Aflac, Inc.                    COM              001055102      209 4550.000 SH       SOLE                 4550.000
AllianceBernstein Holding LP   COM              01881G106      328 4080.000 SH       SOLE                 2480.000          1600.000
Allstate Corp.                 COM              020002101    10683 164080.000SH      SOLE               144510.000         19570.000
American Express               COM              025816109      223 3675.000 SH       SOLE                 3675.000
American International Group   COM              026874107      412 5750.000 SH       SOLE                 1175.000          4575.000
Anadarko Petroleum Corp        COM              032511107     7189 165189.000SH      SOLE               148509.000         16680.000
Atmel Corp.                    COM              049513104     4627 764810.000SH      SOLE               686600.000         78210.000
Avnet Inc.                     COM              053807103     6555 256750.000SH      SOLE               223470.000         33280.000
BP PLC-Spons ADR               COM              055622104      574 8555.576 SH       SOLE                 7609.576           946.000
Bank of America Corp           COM              060505104     1264 23672.000SH       SOLE                23672.000
Bard, C.R.                     COM              067383109      305 3678.000 SH       SOLE                 3678.000
Barrick Gold Corp.             COM              067901108     5553 180865.000SH      SOLE               170515.000         10350.000
Berkshire Hathaway Cl B        COM              084670207      323   88.000 SH       SOLE                   20.000            68.000
CBS Corp-New CL B              COM              124857202     7113 228134.000SH      SOLE               201444.000         26690.000
CIT Group                      COM              125581108    10366 185875.000SH      SOLE               164720.000         21155.000
Cadence Design Systems, Inc.   COM              127387108      308 17200.000SH       SOLE                17200.000
Caterpillar Inc.               COM              149123101     7351 119855.158SH      SOLE               107165.158         12690.000
Chevron Corporation            COM              166764100      971 13205.082SH       SOLE                13205.082
Citigroup, Inc.                COM              172967101    11539 207172.000SH      SOLE               182577.000         24595.000
Clarcor, Inc.                  COM              179895107     2536 75000.000SH       SOLE                75000.000
Clorox Company                 COM              189054109     4839 75425.000SH       SOLE                63335.000         12090.000
Coca-Cola Company              COM              191216100     6240 129321.000SH      SOLE               105251.000         24070.000
Coca-Cola Enterprises          COM              191219104     4433 217070.000SH      SOLE               201845.000         15225.000
Colgate Palmolive              COM              194162103      571 8749.000 SH       SOLE                 6749.000          2000.000
Comerica Inc                   COM              200340107      807 13758.000SH       SOLE                 7700.000          6058.000
Conagra Foods Inc.             COM              205887102      702 26000.000SH       SOLE                26000.000
Diebold, Inc.                  COM              253651103      587 12600.000SH       SOLE                12600.000
Eaton Corp.                    COM              278058102      496 6600.000 SH       SOLE                 6600.000
El Paso Corp                   COM              28336L109      914 59815.000SH       SOLE                59815.000
Exxon Mobil Corporation        COM              30231G102     2490 32493.000SH       SOLE                20361.000         12132.000
FedEx Corporation              COM              31428X106    11008 101347.000SH      SOLE                89905.000         11442.000
Fifth Third Bancorp            COM              316773100      256 6261.072 SH       SOLE                 5761.072           500.000
Flextronics International Ltd. COM              Y2573F102      420 36600.000SH       SOLE                36600.000
General Electric               COM              369604103    10816 290669.973SH      SOLE               249999.973         40670.000
General Mills                  COM              370334104     8118 140945.000SH      SOLE               121885.000         19060.000
Global SanteFe Corp            COM              G3930E101     2106 35830.000SH       SOLE                33330.000          2500.000
Grainger W.W.                  COM              384802104      297 4250.000 SH       SOLE                  250.000          4000.000
Hewlett Packard Company        COM              428236103    10734 260595.378SH      SOLE               227116.378         33479.000
Home Depot                     COM              437076102    10488 261155.380SH      SOLE               231780.380         29375.000
Honeywell International, Inc.  COM              438516106      269 5956.389 SH       SOLE                 5956.389
IBM                            COM              459200101     3654 37614.743SH       SOLE                31269.743          6345.000
ING Groep N.V.                 COM              456837103      717 16222.000SH       SOLE                16222.000
Idearc Inc.                    COM              451663108    10104 352682.000SH      SOLE               307214.000         45468.000
Infineon Technologies AG       COM              45662N103      411 29300.000SH       SOLE                29300.000
Intel Corp                     COM              458140100     1189 58698.000SH       SOLE                47098.000         11600.000
JPMorgan Chase & Co.           COM              46625H100     9297 192476.000SH      SOLE               170506.000         21970.000
Johnson & Johnson              COM              478160104     9209 139483.598SH      SOLE               123218.598         16265.000
Marsh & McLennan               COM              571748102     7878 256945.000SH      SOLE               230295.000         26650.000
McDonalds Corp                 COM              580135101      811 18290.000SH       SOLE                11990.000          6300.000
Medtronic Inc                  COM              585055106      492 9195.000 SH       SOLE                 8595.000           600.000
Mellon Financial Corp          COM              58551A108      211 5000.000 SH       SOLE                 5000.000
Merck & Company                COM              589331107      385 8825.000 SH       SOLE                 2025.000          6800.000
Micron Technology, Inc.        COM              595112103     3282 235125.000SH      SOLE               205275.000         29850.000
Microsoft Corp.                COM              594918104      246 8233.000 SH       SOLE                 7093.000          1140.000
Morgan Stanley                 COM              617446448     2919 35845.000SH       SOLE                32905.000          2940.000
Motorola                       COM              620076109     7366 358260.000SH      SOLE               311590.000         46670.000
Nabors Industries Ltd          COM              G6359F103     6041 202855.000SH      SOLE               183565.000         19290.000
Newmont Mining Corp.           COM              651639106     3693 81805.000SH       SOLE                66770.000         15035.000
Noble Corp                     COM              G65422100     1663 21835.000SH       SOLE                20085.000          1750.000
Oracle Corp.                   COM              68389X105     8229 480113.000SH      SOLE               424988.000         55125.000
Parker Hannifin Corp.          COM              701094104     5563 72365.000SH       SOLE                62865.000          9500.000
PepsiCo                        COM              713448108      307 4914.386 SH       SOLE                 4514.386           400.000
Pfizer                         COM              717081103      543 20975.000SH       SOLE                 2975.000         18000.000
Quest Diagnostics              COM              74834L100     4269 80555.000SH       SOLE                67165.000         13390.000
Royal Dutch Shell PLC - Class  COM              780259206      599 8460.000 SH       SOLE                   60.000          8400.000
Royal Dutch Shell PLC - Class  COM              780259107     8098 113812.993SH      SOLE                99398.993         14414.000
S&P 500 Depository Receipt     COM              78462F103      800 5648.094 SH       SOLE                 5648.094
Schering Plough                COM              806605101      497 21031.000SH       SOLE                16731.000          4300.000
Seagate Technology             COM              G7945J104     6368 240295.000SH      SOLE               209090.000         31205.000
St. Paul Travelers Companies,  COM              792860108      857 15970.000SH       SOLE                15970.000
Stryker Corp                   COM              863667101     6132 111264.000SH      SOLE                95869.000         15395.000
Sysco Corporation              COM              871829107      519 14115.904SH       SOLE                14115.904
The Bank of New York Company,  COM              064057102     8596 218340.000SH      SOLE               195400.000         22940.000
The Charles Schwab Corp        COM              808513105      221 11414.734SH       SOLE                11414.734
The DIRECTV Group, Inc.        COM              25459L106      394 15800.000SH       SOLE                15800.000
Time Warner Inc.               COM              887317105     6785 311515.000SH      SOLE               282940.000         28575.000
Transocean, Inc.               COM              G90078109     5708 70567.000SH       SOLE                59644.000         10923.000
U.S. Bancorp                   COM              902973304     5336 147457.000SH      SOLE               136967.000         10490.000
Union Pacific                  COM              907818108      244 2650.000 SH       SOLE                 2250.000           400.000
Verizon Communications         COM              92343V104     8729 234402.000SH      SOLE               209173.000         25229.000
WPP Group PLC                  COM              929309409      346 5100.000 SH       SOLE                 5100.000
WalMart Stores                 COM              931142103     6537 141546.000SH      SOLE               127206.000         14340.000
Walgreen Co.                   COM              931422109      289 6300.000 SH       SOLE                 6300.000
Wells Fargo & Co.              COM              949746101     6827 191985.000SH      SOLE               167625.000         24360.000
Williams Cos. Inc.             COM              969457100     7389 282905.000SH      SOLE               247085.000         35820.000
Wyeth                          COM              983024100     6797 133477.000SH      SOLE               113347.000         20130.000


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 88

Form 13F Information Table Value Total: $333,704